Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues
Revenues	$ 134,189	$ 132,907
Cost of revenues
Cost of revenues	78,612	73,037
Gross profit	55,577	59,870
Operating expenses
Research and development, net	20,601	24,194
Selling, general and administrative	53,334	55,576
Total operating expenses	73,935	79,770
Operating loss	(18,358)	(19,900)
Financial expenses, net	(377)	(829)
Loss before income taxes	(18,735)	(20,729)
Income tax expenses (benefit)	(942)	221
Share in losses of associated companies	(1,118)	(838)
Net loss	(18,911)	(21,788)
Net loss attributable to non-controlling interests		(85)
Net loss attributable to Stratasys Ltd.	$ (18,911)	$ (21,703)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted (in Dollars per share)	$ (0.32)	$ (0.40)
Weighted average ordinary shares outstanding. - basic and diluted (in Shares)	58,616	54,544
Comprehensive loss
Net loss	$ (18,911)	$ (21,788)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(961)	(1,954)
Unrealized gains (losses) on derivatives designated as cash flow hedges	2,173	822
Other comprehensive income (loss), net of tax	1,212	(1,132)
Comprehensive loss	(17,699)	(22,920)
Less: comprehensive loss attributable to non-controlling interests		(85)
Comprehensive loss attributable to Stratasys Ltd.	(17,699)	(22,835)
Products
Revenues
Revenues	90,324	83,172
Cost of revenues
Cost of revenues	46,920	39,248
Services
Revenues
Revenues	43,865	49,735
Cost of revenues
Cost of revenues	$ 31,692	$ 33,789